LifeX 2060 Inflation-Protected Longevity Income ETF Average Annual Total Returns		12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Inflation Notes Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	4.85%
LifeX 2060 Inflation-Protected Longevity Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.64%	0.84%
Performance Inception Date	Jan. 17, 2024
LifeX 2060 Inflation-Protected Longevity Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.71%	(1.37%)
LifeX 2060 Inflation-Protected Longevity Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	(0.26%)